Key management compensation and related party transactions (Narrative) (Details)	12 Months Ended
	Oct. 31, 2018 USD ($) share	Oct. 31, 2017 USD ($) share	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CAD ($)	May 31, 2019 USD ($)	May 31, 2019 CAD ($)	Oct. 31, 2018 CAD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CAD ($)
Disclosure of transactions between related parties [line items]
Stock options granted | share	2,200,000
Exercise price, stock options granted	$ 0.10
Accounts payable and accrued liabilities	$ 1,007,220		$ 997,632
Key management personnel [Member]
Disclosure of transactions between related parties [line items]
Stock options granted | share	700,000	1,950,000
Exercise price, stock options granted	$ 0.10	$ 0.25
President of MAST [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	193,174		193,174
Chief Technology officer [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	167,000		167,000
Chief Executive Officer [Member] | Short-term loan [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties			7,582	$ 10,000	$ 11,450	$ 15,000
Chief Executive Officer [Member] | Convertible debentures [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 76,713		$ 39,756	$ 52,319			$ 100,862	$ 114,138	$ 150,000